Share-Based Awards (Details) - USD ($) $ in Thousands								1 Months Ended
	May 31, 2025	Jan. 31, 2025	May 31, 2024	May 31, 2023	Jan. 01, 2023	Feb. 26, 2021	Jan. 27, 2021	Jul. 31, 2019	Dec. 31, 2025	Dec. 31, 2018
Share-Based Awards [Line Items]
Unrecognized share-based compensation expenses (in Dollars)									$ 599
Restricted Share Units [Member]
Share-Based Awards [Line Items]
Unrecognized share-based compensation expenses (in Dollars)									$ 6
2019 Plan [Member] | Restricted Share Units [Member]
Share-Based Awards [Line Items]
Number of shares granted	3,950,000	807,460	2,950,000	5,530,000	1,125,170	6	2,018
Total number of shares issued and outstanding rate								1.00%
2018 Stock Option Scheme [Member]
Share-Based Awards [Line Items]
Maximum aggregate number of ordinary shares can be issued										55,980,360
Revised 2018 [Member]
Share-Based Awards [Line Items]
Maximum aggregate number of ordinary shares can be issued								40,147,720